T. ROWE PRICE Institutional Emerging Markets Equity Fund
January 31, 2025 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 2.0%
Common Stocks 2.0%
Arcos Dorados Holdings, Class
A (USD)  427,371 3,312
Globant (USD) (1) 17,721 3,780
MercadoLibre (USD) (1) 1,563 3,005
Total Argentina (Cost $8,821) 10,097
AUSTRIA 0.9%
Common Stocks 0.9%
Erste Group Bank  71,592 4,401
Total Austria (Cost $3,845) 4,401
BRAZIL 5.8%
Common Stocks 5.8%
B3  492,978 936
Itau Unibanco Holding, ADR
(USD)  206,597 1,198
Klabin  1,076,142 4,167
Localiza Rent a Car  109,549 577
NU Holdings, Class A (USD) (1) 208,448 2,760
Petroleo Brasileiro, ADR (USD)  353,473 5,023
Raia Drogasil  1,450,720 5,312
Vale, ADR (USD)  393,906 3,659
WEG  547,905 5,195
28,827
Preferred Stocks 0.0%
Klabin  3 —
—
Total Brazil (Cost $26,849) 28,827
CHINA 26.1%
Common Stocks 22.4%
Alibaba Group Holding, ADR
(USD)  115,413 11,408
BYD, Class H (HKD)  89,500 3,145
Kanzhun, ADR (USD) (1) 72,268 1,041
KE Holdings, ADR (USD)  209,539 3,652
Meituan, Class B (HKD) (1) 348,100 6,625
Midea Group (HKD) (1) 399,100 3,880
NetEase, ADR (USD)  66,003 6,789
New Oriental Education &
Technology Group, ADR (USD)  68,773 3,353
PDD Holdings, ADR (USD) (1) 76,904 8,606
Shenzhou International Group
Holdings (HKD)  67,000 505
Tencent Holdings (HKD)  576,700 30,343
Xiaomi, Class B (HKD) (1) 1,307,400 6,553
Yum China Holdings (USD)  392,371 18,147
Shares $ Value
(Cost and value in $000s)
Zhongsheng Group Holdings
(HKD)  2,171,000 3,434
ZTO Express Cayman, ADR
(USD)  255,587 4,769
112,250
Common Stocks - China A
Shares 3.7%
CRRC, A Shares (CNH)  3,826,100 3,916
Eastroc Beverage Group, A
Shares (CNH)  76,410 2,549
Fuyao Glass Industry Group, A
Shares (CNH)  316,900 2,598
Kweichow Moutai, A Shares
(CNH)  15,300 3,027
Yifeng Pharmacy Chain, A Shares
(CNH)  2,016,999 6,328
18,418
Total China (Cost $108,248) 130,668
HONG KONG 1.4%
Common Stocks 1.4%
Budweiser Brewing APAC  589,200 540
Jardine Matheson Holdings
(USD)  158,200 6,372
Total Hong Kong (Cost $7,147) 6,912
HUNGARY 1.3%
Common Stocks 1.3%
OTP Bank  103,646 6,413
Total Hungary (Cost $3,671) 6,413
INDIA 17.1%
Common Stocks 17.1%
Asian Paints  134,867 3,573
Astral  36,345 632
Avenue Supermarts (1) 41,170 1,739
Axis Bank  155,254 1,759
Bharti Airtel  293,616 5,492
Divi's Laboratories  28,282 1,820
HDFC Asset Management  35,941 1,601
HDFC Life Insurance  752,346 5,525
Hindustan Unilever  143,491 4,082
ICICI Bank  643,225 9,256
Infosys  478,011 10,401
Kotak Mahindra Bank  561,815 12,287
Larsen & Toubro  148,031 6,074
Power Grid Corp. of India  1,059,631 3,680
Reliance Industries  506,367 7,369
Tata Consultancy Services  73,720 3,488
Titan  95,077 3,815

T. ROWE PRICE Institutional Emerging Markets Equity Fund

Shares $ Value
(Cost and value in $000s)
Voltas  198,471 2,879
Total India (Cost $76,591) 85,472
INDONESIA 3.7%
Common Stocks 3.7%
Bank Central Asia  16,656,900 9,622
Bank Mandiri Persero  12,078,500 4,438
Bank Rakyat Indonesia Persero  5,016,500 1,296
Sumber Alfaria Trijaya  17,109,800 3,012
Total Indonesia (Cost $13,480) 18,368
MEXICO 3.8%
Common Stocks 3.8%
Arca Continental  99,460 906
Fomento Economico Mexicano,
ADR (USD)  35,185 3,002
Gruma, Class B  200,436 3,459
Grupo Aeroportuario del Pacifico,
ADR (USD)  13,207 2,448
Grupo Financiero Banorte, Class
O  151,621 1,052
Grupo Mexico, Series B  289,900 1,415
Wal-Mart de Mexico  2,536,710 6,608
Total Mexico (Cost $18,838) 18,890
PERU 0.5%
Common Stocks 0.5%
Credicorp (USD)  13,618 2,493
Total Peru (Cost $1,972) 2,493
PHILIPPINES 2.0%
Common Stocks 2.0%
Ayala  179,160 1,668
BDO Unibank  1,848,852 4,352
Jollibee Foods  723,670 2,750
SM Investments  105,650 1,408
Total Philippines (Cost $10,041) 10,178
PORTUGAL 1.4%
Common Stocks 1.4%
Jeronimo Martins  345,749 6,815
Total Portugal (Cost $6,912) 6,815
QATAR 1.0%
Common Stocks 1.0%
Qatar National Bank  1,113,305 5,105
Total Qatar (Cost $5,391) 5,105
Shares $ Value
(Cost and value in $000s)
SAUDI ARABIA 3.5%
Common Stocks 3.5%
Al Rajhi Bank  309,010 8,150
Arabian Internet &
Communications Services  5,948 506
Saudi National Bank  970,337 8,838
Total Saudi Arabia (Cost
$16,436) 17,494
SINGAPORE 0.6%
Common Stocks 0.6%
Trip.com Group, ADR (USD) (1) 42,052 2,951
Total Singapore (Cost $2,826) 2,951
SOUTH AFRICA 1.4%
Common Stocks 1.4%
Bid  121,304 3,089
Capitec Bank Holdings  10,692 1,702
Clicks Group  116,988 2,251
Total South Africa (Cost $4,676) 7,042
SOUTH KOREA 5.6%
Common Stocks 5.6%
Hyundai Mobis  19,807 3,574
Hyundai Motor  8,205 1,155
KB Financial Group  94,307 5,909
Samsung Electronics  331,714 11,847
SK Hynix  40,416 5,441
Total South Korea (Cost
$19,081) 27,926
TAIWAN 18.0%
Common Stocks 18.0%
Accton Technology  160,000 3,674
Chailease Holding  711,325 2,482
Delta Electronics  260,000 3,388
Hon Hai Precision Industry  452,000 2,414
MediaTek  196,000 8,488
Taiwan Semiconductor
Manufacturing  2,092,219 69,824
Total Taiwan (Cost $24,553) 90,270
THAILAND 1.1%
Common Stocks 1.1%
Advanced Info Service  144,100 1,214
SCB X  1,115,900 4,155
Total Thailand (Cost $4,453) 5,369

T. ROWE PRICE Institutional Emerging Markets Equity Fund

Shares $ Value
(Cost and value in $000s)
VIETNAM 1.0%
Common Stocks 1.0%
Bank for Foreign Trade of
Vietnam (1) 1,327,737 4,901
Total Vietnam (Cost $4,778) 4,901
SHORT-TERM INVESTMENTS 2.5%
Money Market Funds 2.5%
T. Rowe Price Government
Reserve Fund, 4.44% (2)(3) 12,525,463 12,525
Total Short-Term Investments
(Cost $12,525) 12,525
Total Investments in
Securities  100.7%
(Cost $381,134) $ 503,117
Other Assets Less Liabilities
(0.7)% (3,317)
Net Assets 100.0% $ 499,800
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE Institutional Emerging Markets Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.44% $ —# $ — $ 242+
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
1/31/25
T. Rowe Price Government Reserve Fund, 4.44% $ 17,416  ¤  ¤ $ 12,525^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $242 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $12,525.

T. Rowe Price Institutional Emerging Markets Equity Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Emerging Markets Equity Fund (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks;
establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including

T. Rowe Price Institutional Emerging Markets Equity Fund

developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 91,396 $ 399,196 $ — $ 490,592
Preferred Stocks — — — —
Short-Term Investments 12,525 — — 12,525
Total $ 103,921 $ 399,196 $ — $ 503,117

T. Rowe Price Institutional Emerging Markets Equity Fund

holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
E146-054Q1 01/25